Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 51.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$149	$ 151,515
Series 3866, Class DF, 5.971%, (30-day SOFR Average + 1.564%), 5/15/41(1)	1,044	965,855
Series 4102, Class DF, 5.50%, (30-day SOFR Average + 1.264%, Cap 5.50%), 9/15/42(1)	271	240,692
Series 4159, Class FP, 5.00%, (30-day SOFR Average + 1.014%, Cap 5.00%), 11/15/42(1)	611	545,155
Series 4180, Class KF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 1/15/43(1)	3,145	2,751,431
Series 4204, Class AF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 5/15/43(1)	540	463,716
Series 4223, Class NF, 5.60%, (30-day SOFR Average + 1.064%), 7/15/43(1)	1,931	1,719,976
Series 4249, Class CF, 5.45%, (30-day SOFR Average + 0.914%), 9/15/43(1)	7,082	6,997,687
Series 4299, Class JG, 2.50%, 7/15/43	371	357,570
Series 4389, Class CA, 3.00%, 9/15/44	1,168	1,026,470
Series 4619, Class KF, 5.00%, (30-day SOFR Average + 0.864%, Cap 5.00%), 6/15/39(1)	710	683,383
Series 4678, Class PC, 3.00%, 1/15/46	1,103	1,021,042
Series 4876, Class FA, 5.221%, (30-day SOFR Average + 0.814%), 5/15/49(1)	5,659	5,616,630
Series 4995, Class ZN, 2.50%, 7/25/50	1,075	559,516
Series 5009, Class ZN, 3.50%, 7/25/50	5,392	3,461,109
Series 5028, Class AZ, 2.00%, 10/25/50	1,035	436,264
Series 5028, Class ZA, 2.00%, 10/25/50	1,191	509,336
Series 5031, Class Z, 2.50%, 10/25/50	8	3,943
Series 5035, Class ZT, 2.00%, 10/25/50	1,691	782,842
Series 5037, Class ZQ, 2.00%, 11/25/50	799	365,530
Series 5038, Class Z, 2.50%, 10/25/50	4	1,718
Series 5039, Class PZ, 2.00%, 11/25/50	1,207	526,723
Series 5039, Class ZJ, 2.00%, 11/25/50	366	153,938
Series 5058, Class Z, 2.00%, 1/25/51	732	317,667
Series 5058, Class ZA, 2.00%, 1/25/51	1,063	472,194
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	6,990	3,167,464
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(2)	9,615	3,979,629
Series 5072, Class ZU, 2.50%, 2/25/51	3,147	1,630,600
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(2)	8,471	4,525,384
Series 5093, Class Z, 3.00%, 1/25/51	1	547
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,036
Series 5101, Class EZ, 2.00%, 3/25/51	2,095	898,114
Series 5104, Class WZ, 3.00%, 4/25/51	943	587,098
Series 5114, Class ZH, 3.00%, 5/25/51	460	247,084
Series 5123, Class JZ, 2.00%, 7/25/51	800	370,744
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5129, Class HZ, 1.25%, 4/25/50	$1,663	$ 651,216
Series 5129, Class TZ, 2.50%, 8/25/51	3,329	1,587,378
Series 5129, Class WZ, 3.00%, 8/25/50	1	565
Series 5129, Class ZE, 3.00%, 9/25/50	215	115,483
Series 5129, Class ZH, 3.00%, 7/25/50	1	593
Series 5129, Class ZW, 3.00%, 8/25/50	1	397
Series 5140, Class WZ, 2.50%, 9/25/51	7,057	4,125,843
Series 5150, Class QZ, 2.50%, 10/25/51	4,965	2,874,905
Series 5150, Class ZJ, 2.50%, 10/25/51	14,261	8,221,078
Series 5159, Class MZ, 3.00%, 11/25/51	1,052	613,872
Series 5159, Class ZT, 3.00%, 11/25/51	8,471	5,400,092
Series 5160, Class ZW, 3.00%, 8/25/50	2,809	1,889,228
Series 5168, Class MZ, 3.00%, 10/25/51	6,796	4,176,991
Series 5169, Class JZ, 3.00%, 1/25/49	398	208,373
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,077,332
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,294,314
Series 5418, Class FC, 5.751%, (30-day SOFR Average + 1.40%), 6/25/54(1)	40,389	40,470,725
Series 5450, Class GZ, 7.00%, 9/25/54	3,168	3,163,640
Series 5460, Class UZ, 6.50%, 10/25/54	5,774	5,660,111
Series 5461, Class Z, 6.50%, 10/25/54	9,217	8,947,795
Series 5462, Class Z, 6.50%, 10/25/54	9,387	9,115,648
Series 5478, Class SG, 5.938%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(2)	5,966	5,864,261
Series 5489, Class S, 6.048%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,987	4,999,401
Series 5500, Class SC, 7.844%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(2)	15,000	15,712,275
Series 5508, Class AS, 7.844%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	15,000	15,725,439
Series 5508, Class DS, 7.945%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	4,000	4,252,589
Series 5508, Class SC, 7.945%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(2)	10,000	10,594,280
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	7,500	1,299,835
Series 354, Class C15, 3.50%, 11/15/46	6,987	1,418,669
Series 362, Class C7, 3.50%, 9/15/47	12,197	2,393,165
Series 362, Class C11, 4.00%, 12/15/47	3,577	812,490
Series 362, Class C12, 4.00%, 12/15/47	7,327	1,537,696
Series 380, Class C5, 3.50%, 1/25/50	8,534	1,723,333
Series 3030, Class SL, 1.579%, (5.986% - 30-day SOFR Average), 9/15/35(2)	709	42,901
Series 3114, Class TS, 2.129%, (6.536% - 30-day SOFR Average), 9/15/30(2)	789	26,101
Series 3339, Class JI, 2.069%, (6.476% - 30-day SOFR Average), 7/15/37(2)	610	50,984
Series 4094, Class CS, 1.479%, (5.886% - 30-day SOFR Average), 8/15/42(2)	491	44,565

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4109, Class SA, 1.679%, (6.086% - 30-day SOFR Average), 9/15/32(2)	$748	$ 38,741
Series 4497, Class CS, 1.679%, (6.086% - 30-day SOFR Average), 9/15/44(2)	121	3,468
Series 4507, Class EI, 4.00%, 8/15/44	2,004	235,253
Series 4507, Class MI, 3.50%, 8/15/44	142	5,601
Series 4549, Class DS, 1.379%, (5.786% - 30-day SOFR Average), 8/15/45(2)	559	29,259
Series 4601, Class IN, 3.50%, 7/15/46	11,758	2,253,212
Series 4625, Class BI, 3.50%, 6/15/46	2,315	409,966
Series 4637, Class IP, 3.50%, 4/15/44	69	1,616
Series 4749, Class IL, 4.00%, 12/15/47	813	173,666
Series 4768, Class IO, 4.00%, 3/15/48	941	200,790
Series 4768, Class KI, 4.00%, 11/15/47	1,643	342,481
Series 4772, Class PI, 4.00%, 1/15/48	1,022	218,150
Series 4791, Class SA, 1.679%, (6.086% - 30-day SOFR Average), 5/15/48(2)	4,063	442,014
Series 4796, Class AS, 1.679%, (6.086% - 30-day SOFR Average), 5/15/48(2)	2,573	279,922
Series 4808, Class IB, 4.00%, 5/15/48	3,953	860,224
Series 4966, Class SY, 1.585%, (5.936% - 30-day SOFR Average), 4/25/50(2)	3,861	462,011
Series 5008, Class IE, 2.00%, 9/25/50	31,592	4,028,979
Series 5010, Class I, 2.00%, 9/25/50	27,888	3,581,838
Series 5010, Class IB, 2.00%, 9/25/50	41,222	5,257,227
Series 5010, Class IN, 2.00%, 9/25/50	47,323	6,037,788
Series 5010, Class NI, 2.00%, 9/25/50	13,882	1,784,554
Series 5016, Class UI, 2.00%, 9/25/50	13,191	1,682,313
Series 5017, Class DI, 2.00%, 9/25/50	27,325	3,484,791
Series 5019, Class CI, 2.00%, 10/25/50	22,351	2,875,435
Series 5020, Class CI, 2.00%, 9/25/50	5,511	684,795
Series 5024, Class CI, 2.00%, 10/25/50	56,140	7,190,404
Series 5025, Class GI, 2.00%, 10/25/50	9,682	1,252,957
Series 5028, Class TI, 2.00%, 10/25/50	11,926	1,173,556
Series 5038, Class DI, 2.00%, 11/25/50	69,144	8,830,017
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(2)	28,005	728,679
Series 5156, Class IP, 3.00%, 12/25/49	21,268	3,469,438
Series 5191, Class IB, 2.50%, 2/25/51	46,086	7,515,313
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	657	582,701
Series 239, Class PO, 0.00%, 8/15/36	411	317,168
Series 246, Class PO, 0.00%, 5/15/37	986	789,919
Series 3072, Class WO, 0.00%, 11/15/35	342	279,426
Series 3342, Class KO, 0.00%, 7/15/37	132	108,670
Series 3476, Class PO, 0.00%, 7/15/38	179	136,129
Series 3862, Class PO, 0.00%, 5/15/41	368	283,608
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,526,464
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Series G97-4, Class FA, 5.30%, (30-day SOFR Average + 0.914%), 6/17/27(1)	$28	$ 27,683
Series 2009-48, Class WA, 5.795%, 7/25/39(5)	143	144,491
Series 2009-62, Class WA, 5.581%, 8/25/39(5)	201	202,517
Series 2010-112, Class DZ, 4.00%, 10/25/40	270	250,579
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(2)	109	103,922
Series 2012-51, Class FD, 5.046%, (30-day SOFR Average + 0.694%), 5/25/42(1)	13,544	13,398,047
Series 2012-103, Class ZP, 3.00%, 9/25/42	838	570,209
Series 2012-115, Class MX, 0.00%, (3.329% - 30-day SOFR Average x 1.154, Floor 0.00%), 10/25/42(2)	628	223,683
Series 2012-128, Class WS, 0.00%, (3.886% - 30-day SOFR Average, Floor 0.00%), 11/25/42(2)	547	316,900
Series 2012-134, Class ZT, 2.00%, 12/25/42	991	702,998
Series 2013-52, Class GA, 1.00%, 6/25/43	532	444,397
Series 2013-58, Class SC, 0.00%, (5.828% - 30-day SOFR Average x 1.50, Floor 0.00%), 6/25/43(2)	2,651	1,841,023
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(1)	631	594,219
Series 2014-1, Class HF, 5.00%, (30-day SOFR Average + 1.614%, Cap 5.00%), 6/25/43(1)	730	634,857
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,056,978
Series 2016-26, Class KS, 0.00%, (5.05% - 30-day SOFR Average x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,166,117
Series 2017-15, Class LE, 3.00%, 6/25/46	91	89,365
Series 2017-56, Class KF, 5.65%, (30-day SOFR Average + 1.114%), 7/25/47(1)	561	536,123
Series 2017-56, Class KS, 0.351%, (4.886% - 30-day SOFR Average), 7/25/47(2)	314	145,403
Series 2019-1, Class FA, 5.066%, (30-day SOFR Average + 0.714%), 2/25/49(1)	5,244	5,125,306
Series 2019-8, Class FD, 5.166%, (30-day SOFR Average + 0.814%), 3/25/49(1)	17,043	16,911,634
Series 2019-9, Class LF, 5.016%, (30-day SOFR Average + 0.664%), 3/25/49(1)	6,946	6,840,704
Series 2019-16, Class AF, 5.016%, (30-day SOFR Average + 0.664%), 4/25/49(1)	6,021	5,914,280
Series 2020-63, Class ZN, 3.00%, 9/25/50	321	175,183
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,436	683,883
Series 2020-95, Class BZ, 2.50%, 1/25/51	329	153,321
Series 2020-96, Class EZ, 2.50%, 1/25/51	677	319,071
Series 2020-96, Class KZ, 2.50%, 1/25/51	322	152,010
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,757	874,795
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,094	547,135
Series 2021-11, Class KZ, 3.00%, 6/25/50	572	341,430

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-22, Class MZ, 3.00%, 4/25/51	$2,351	$ 1,376,194
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,982	3,007,822
Series 2021-42, Class ZD, 3.00%, 11/25/50	6,167	3,757,622
Series 2021-45, Class DZ, 3.00%, 7/25/51	393	206,939
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,267	646,101
Series 2021-55, Class ZN, 2.50%, 8/25/51	365	181,940
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,509	782,270
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,220,549
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,246,550
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	23,294,677
Series 2023-61, Class BL, 6.00%, 12/25/53	5,000	5,062,766
Series 2024-82, Class CF, 5.701%, (30-day SOFR Average + 1.35%), 11/25/54(1)	66,864	66,812,819
Series 2024-86, Class FC, 5.751%, (30-day SOFR Average + 1.40%), 12/25/54(1)	11,911	11,920,616
Series 2024-98, Class S, 6.048%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	4,994	4,975,439
Series 2024-102, Class SA, 6.048%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(2)	7,977	7,998,073
Series 2024-105, Class KT, 0.125%, 1/25/55	11,885	9,525,342
Series 2025-10, Class AS, 7.768%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(2)	4,000	4,215,941
Series 2025-12, Class FM, (30-day SOFR Average + 4.00%), 3/25/55(6)	5,000	4,986,670
Interest Only:(3)
Series 2004-60, Class SW, 2.585%, (6.936% - 30-day SOFR Average), 4/25/34(2)	252	4,667
Series 2005-68, Class XI, 6.00%, 8/25/35	870	127,304
Series 2006-65, Class PS, 2.755%, (7.106% - 30-day SOFR Average), 7/25/36(2)	547	58,257
Series 2007-99, Class SD, 1.935%, (6.286% - 30-day SOFR Average), 10/25/37(2)	819	53,191
Series 2007-102, Class ST, 1.975%, (6.326% - 30-day SOFR Average), 11/25/37(2)	411	28,788
Series 2011-59, Class IW, 6.00%, 7/25/41	576	89,737
Series 2011-101, Class IC, 3.50%, 10/25/26	221	2,900
Series 2012-147, Class SA, 1.635%, (5.986% - 30-day SOFR Average), 1/25/43(2)	633	57,079
Series 2014-41, Class SA, 1.585%, (5.936% - 30-day SOFR Average), 7/25/44(2)	608	76,217
Series 2014-55, Class IL, 3.50%, 9/25/44	543	104,864
Series 2014-55, Class IN, 3.50%, 7/25/44	494	93,063
Series 2014-89, Class IO, 3.50%, 1/25/45	826	157,137
Series 2015-22, Class GI, 3.50%, 4/25/45	239	42,808
Series 2015-31, Class SG, 1.635%, (5.986% - 30-day SOFR Average), 5/25/45(2)	718	96,139
Series 2015-36, Class IL, 3.00%, 6/25/45	724	104,042
Series 2016-61, Class DI, 3.00%, 4/25/46	580	65,827
Series 2018-21, Class IO, 3.00%, 4/25/48	3,566	595,370
Series 2018-42, Class IA, 3.50%, 6/25/47	805	115,731
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2019-1, Class SA, 0.935%, (5.286% - 30-day SOFR Average), 2/25/49(2)	$3,666	$ 168,956
Series 2020-23, Class SP, 1.585%, (5.936% - 30-day SOFR Average), 2/25/50(2)	10,785	1,300,914
Series 2020-45, Class HI, 2.50%, 7/25/50	5,842	879,837
Series 2020-73, Class NI, 2.00%, 10/25/50	6,012	775,125
Series 2020-89, Class PI, 2.50%, 12/25/50	12,329	2,017,264
Series 2020-94, Class DI, 2.00%, 1/25/51	14,143	1,905,657
Series 2021-3, Class KI, 2.50%, 2/25/51	25,558	3,913,161
Series 2021-3, Class LI, 2.50%, 2/25/51	23,984	3,630,209
Series 2021-10, Class EI, 2.00%, 3/25/51	11,171	1,542,193
Series 2021-34, Class QI, 3.00%, 6/25/51	36,671	6,667,510
Series 2021-73, Class AI, 2.50%, 6/25/49	7,279	1,040,197
Series 2021-94, Class CI, 3.00%, 1/25/52	9,680	1,668,515
Series 2022-6, Class IO, 2.50%, 7/25/51	28,642	4,658,751
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	868	689,398
Series 380, Class 1, 0.00%, 7/25/37	210	169,619
Series 2007-17, Class PO, 0.00%, 3/25/37	161	123,549
Series 2009-82, Class PO, 0.00%, 10/25/39	411	318,841
Series 2012-5, Class PO, 0.00%, 12/25/39	274	219,701
Series 2012-61, Class PO, 0.00%, 8/25/37	1,187	954,310
Series 2014-9, Class DO, 0.00%, 2/25/43	7,375	5,621,535
Series 2014-17, Class PO, 0.00%, 4/25/44	954	672,847
Government National Mortgage Association:
Series 2012-77, Class MT, 4.81%, (1 mo. SOFR + 0.504%), 5/16/41(1)	287	279,674
Series 2015-144, Class KB, 3.00%, 8/20/44	503	397,680
Series 2016-168, Class JF, 5.452%, (1 mo. SOFR + 1.114%), 11/20/46(1)	128	117,190
Series 2017-121, Class DF, 4.913%, (1 mo. SOFR + 0.614%), 8/20/47(1)	2,714	2,625,735
Series 2017-137, Class AF, 4.913%, (1 mo. SOFR + 0.614%), 9/20/47(1)	1,207	1,167,123
Series 2020-76, Class ZL, 2.75%, 5/20/50	322	142,040
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,647	965,284
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,629	1,857,440
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,711	2,197,258
Series 2021-25, Class JZ, 2.50%, 2/20/51	2,066	982,284
Series 2021-49, Class VZ, 2.50%, 3/20/51	21	9,678
Series 2021-77, Class ZG, 3.00%, 7/20/50	368	202,788
Series 2021-86, Class ZJ, 1.50%, 5/20/51	290	111,899
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,915	2,900,546
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,515	701,710
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,503	1,465,074
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,146	1,206,183
Series 2021-118, Class EZ, 2.50%, 7/20/51	7,308	4,330,155

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2021-121, Class ZE, 2.50%, 7/20/51	$130	$ 60,462
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,704	1,667,363
Series 2021-136, Class Z, 2.50%, 8/20/51	11,137	6,445,102
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,284	724,443
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,402	3,734,826
Series 2021-156, Class ZQ, 2.50%, 9/20/51	5,081	3,052,407
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,822	4,104,363
Series 2021-177, Class JZ, 3.00%, 10/20/51	5,058	3,156,307
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,381	762,523
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,673	6,177,068
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,940	4,875,746
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,810	6,812,442
Series 2022-31, Class ZD, 3.00%, 2/20/52	824	425,282
Series 2022-189, Class US, 6.699%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(2)	10,181	10,618,107
Series 2022-195, Class AS, 6.945%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(2)	3,309	3,545,285
Series 2022-197, Class SW, 5.825%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(2)	5,199	5,076,677
Series 2022-208, Class YF, 5.373%, (30-day SOFR Average + 1.00%), 12/20/52(1)	25,280	25,233,792
Series 2022-211, Class HF, 5.373%, (30-day SOFR Average + 1.00%), 12/20/52(1)	101,121	100,549,184
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	25,762,656
Series 2023-53, Class SE, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(2)	11,863	12,193,970
Series 2023-63, Class LB, 6.00%, 5/20/53	10,000	10,192,340
Series 2023-63, Class S, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	5,727	5,872,863
Series 2023-64, Class LB, 6.00%, 5/20/53	4,079	4,157,887
Series 2023-65, Class G, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	10,168	10,640,224
Series 2023-65, Class SB, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,232	3,325,801
Series 2023-65, Class SD, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	2,572	2,670,328
Series 2023-66, Class S, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	3,599	3,691,697
Series 2023-66, Class SD, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(2)	1,440	1,476,679
Series 2023-82, Class AL, 6.00%, 6/20/53	18,360	18,711,850
Series 2023-83, Class GS, 7.484%, (27.60% - 30-day SOFR Average x 4.60), 6/20/53(2)	6,061	5,981,871
Series 2023-83, Class S, 6.338%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(2)	3,259	3,343,396
Series 2023-84, Class MW, 6.00%, 6/20/53	4,600	4,688,218
Series 2023-84, Class SN, 6.338%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(2)	4,327	4,415,770
Series 2023-89, Class SD, 6.149%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(2)	4,263	4,327,770
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-96, Class BL, 6.00%, 7/20/53	$5,000	$ 4,999,758
Series 2023-96, Class DB, 6.00%, 7/20/53	12,250	12,486,344
Series 2023-97, Class CB, 6.00%, 7/20/53	14,000	14,026,047
Series 2023-98, Class BW, 6.00%, 7/20/53	3,250	3,312,937
Series 2023-98, Class JB, 6.00%, 7/20/53	12,714	12,960,841
Series 2023-99, Class AL, 6.00%, 7/20/53	17,468	17,804,873
Series 2023-117, Class JB, 6.00%, 8/20/53	9,602	9,504,823
Series 2023-165, Class DY, 6.00%, 11/20/53	20,000	20,368,768
Series 2023-165, Class EY, 6.50%, 11/20/53	22,000	22,751,606
Series 2023-182, Class EL, 6.00%, 12/20/53	7,000	7,113,952
Series 2024-14, Class CY, 5.50%, 1/20/54	15,000	14,763,057
Series 2024-97, Class UZ, 7.50%, 6/20/54	11,106	11,065,680
Series 2024-126, Class DY, 5.50%, 8/20/54	17,593	16,878,818
Series 2024-126, Class KY, 6.00%, 8/20/54	3,000	3,022,456
Series 2024-134, Class LZ, 6.50%, 8/20/54	4,424	4,415,798
Series 2024-142, Class KZ, 6.50%, 9/20/54	1,476	1,474,209
Series 2024-143, Class CZ, 6.50%, 6/20/54	883	882,162
Series 2024-148, Class GB, 6.00%, 9/20/54	14,000	14,188,871
Series 2024-148, Class GZ, 7.50%, 12/20/51	2,374	2,278,107
Series 2024-168, Class MZ, 6.50%, 10/20/54	652	649,278
Series 2024-181, Class ZW, 6.50%, 11/20/54	9,329	9,329,973
Series 2024-197, Class JY, 6.50%, 12/20/54	8,000	8,378,509
Series 2025-1, Class BY, 6.50%, 1/20/55	12,500	13,085,255
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	4,213	123,539
Series 2015-151, Class KI, 0.00%, 11/20/42(5)	4,913	145,049
Series 2017-104, Class SD, 1.787%, (6.086% - 1 mo. SOFR), 7/20/47(2)	1,957	217,106
Series 2017-121, Class DS, 0.087%, (4.386% - 1 mo. SOFR), 8/20/47(2)	2,208	73,852
Series 2018-127, Class SG, 1.837%, (6.136% - 1 mo. SOFR), 9/20/48(2)	5,215	526,405
Series 2019-27, Class SA, 1.637%, (5.936% - 1 mo. SOFR), 2/20/49(2)	1,820	184,711
Series 2019-38, Class SQ, 1.637%, (5.936% - 1 mo. SOFR), 3/20/49(2)	5,552	508,082
Series 2019-43, Class BS, 1.637%, (5.936% - 1 mo. SOFR), 4/20/49(2)	2,974	302,765
Series 2020-97, Class MI, 2.50%, 3/20/50	4,908	674,280
Series 2020-116, Class MI, 2.00%, 8/20/50	462	59,691
Series 2020-134, Class IM, 2.50%, 9/20/50	13,108	1,765,395
Series 2020-146, Class IQ, 2.00%, 10/20/50	123,960	15,394,674
Series 2020-146, Class QI, 2.00%, 10/20/50	37,109	4,565,374
Series 2020-151, Class AI, 2.00%, 10/20/50	78,151	9,415,982
Series 2020-162, Class BI, 2.00%, 10/20/50	17,833	2,155,200
Series 2020-167, Class KI, 2.00%, 11/20/50	77,139	9,554,627
Series 2020-167, Class YI, 2.00%, 11/20/50	94,532	11,609,383

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-173, Class DI, 2.00%, 11/20/50	$77,702	$ 9,325,113
Series 2020-176, Class AI, 2.00%, 11/20/50	26,265	2,993,019
Series 2020-176, Class HI, 2.50%, 11/20/50	17,867	2,410,098
Series 2020-181, Class TI, 2.00%, 12/20/50	76,049	8,742,333
Series 2020-185, Class BI, 2.00%, 12/20/50	15,232	1,933,443
Series 2021-9, Class GI, 2.00%, 1/20/51	37,138	4,307,576
Series 2021-15, Class AI, 2.00%, 1/20/51	20,260	2,446,120
Series 2021-23, Class TI, 2.50%, 2/20/51	10,289	1,447,375
Series 2021-30, Class AI, 2.00%, 2/20/51	8,731	1,042,223
Series 2021-46, Class IM, 2.50%, 3/20/51	4,207	557,461
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(2)	13,277	120,934
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(2)	4,878	44,821
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	14,670	336,221
Series 2021-77, Class SE, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(2)	8,988	201,494
Series 2021-97, Class IG, 2.50%, 8/20/49	65,442	8,040,465
Series 2021-97, Class QI, 3.00%, 6/20/51	14,528	2,473,149
Series 2021-98, Class EI, 3.00%, 6/20/51	28,459	4,589,171
Series 2021-114, Class MI, 3.00%, 6/20/51	10,612	1,797,677
Series 2021-122, Class NI, 3.00%, 7/20/51	7,280	1,239,224
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(2)	17,571	377,690
Series 2021-131, Class QI, 3.00%, 7/20/51	27,013	3,738,389
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(2)	19,729	101,173
Series 2021-160, Class DI, 3.00%, 9/20/51	26,469	4,631,814
Series 2021-160, Class IT, 2.50%, 9/20/51	37,217	3,973,696
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	39,667	214,627
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(2)	20,042	107,757
Series 2021-193, Class IU, 3.00%, 11/20/49	57,107	8,324,083
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(2)	45,501	355,419
Series 2021-196, Class GI, 3.00%, 11/20/51	27,854	4,644,476
Series 2021-201, Class PI, 3.00%, 11/20/51	22,992	2,812,404
Series 2021-209, Class IW, 3.00%, 11/20/51	14,933	2,070,563
Series 2022-104, Class IO, 2.50%, 6/20/51	22,916	3,323,906
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	182,184	1,083,424
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	20,243	120,380
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	$54,327	$ 671,020
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(2)	40,485	520,317
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(2)	115,766	907,985
Series 2023-13, Class SA, 1.027%, (5.40% - 30-day SOFR Average), 1/20/53(2)	10,389	364,118
Series 2023-19, Class SD, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(2)	14,414	904,214
Series 2023-20, Class HS, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(2)	10,034	626,005
Series 2023-22, Class ES, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(2)	13,379	834,674
Series 2023-22, Class SA, 1.327%, (5.70% - 30-day SOFR Average), 2/20/53(2)	18,217	751,918
Series 2023-24, Class SB, 0.777%, (5.15% - 30-day SOFR Average), 2/20/53(2)	26,758	941,711
Series 2023-24, Class SG, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(2)	13,379	834,674
Series 2023-32, Class SA, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(2)	45,154	2,817,023
Series 2023-38, Class LS, 1.927%, (6.30% - 30-day SOFR Average), 3/20/53(2)	20,080	1,242,884
Series 2023-47, Class HS, 1.927%, (6.30% - 30-day SOFR Average), 3/20/53(2)	6,693	414,295
Series 2023-47, Class SC, 1.877%, (6.25% - 30-day SOFR Average), 3/20/53(2)	10,048	611,584
Series 2023-53, Class SK, 1.827%, (6.20% - 30-day SOFR Average), 4/20/53(2)	26,315	1,603,366
Series 2023-65, Class BS, 1.777%, (6.15% - 30-day SOFR Average), 5/20/53(2)	26,106	1,451,231
Series 2024-64, Class EI, 6.50%, 4/20/64	8,238	1,190,184
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	626	476,648
Series 2010-88, Class OA, 0.00%, 7/20/40	433	320,586
Series 2015-24, Class KO, 0.00%, 6/20/35	408	364,718
Total Collateralized Mortgage Obligations (identified cost $1,424,498,613)		$1,299,639,061

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Government National Mortgage Association Participation Agreements — 2.6%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.313%, 1/1/59(7)	$65,300	$ 65,674,548
Total Government National Mortgage Association Participation Agreements (identified cost $65,299,533)		$ 65,674,548

U.S. Department of Agriculture Loans — 1.6%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	$1,784	$ 1,783,948
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	5,628	5,627,717
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	7,656	7,656,410
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	6,000	6,035,310
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	5,438	5,470,355
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	1,509	1,511,516
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	3,778	3,777,704
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(1)	2,183	2,183,421
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 8/1/54(1)	6,068	6,074,160
Total U.S. Department of Agriculture Loans (identified cost $40,044,514)		$ 40,120,541

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.565%, 8/25/41(5)	$42,967	$ 1,158,378
Series 2021-SB92, Class X1, 0.57%, 8/25/41(5)	22,230	588,505
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.676%, 4/16/63(5)	52,198	2,690,093
Series 2021-132, Class IO, 0.72%, 4/16/63(5)	55,968	3,011,086
Series 2021-144, Class IO, 0.823%, 4/16/63(5)	49,503	3,003,204
Series 2021-186, Class IO, 0.764%, 5/16/63(5)	46,384	2,655,824
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	$66,064	$ 3,246,769
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $20,265,710)		$ 16,353,859

U.S. Government Agency Mortgage-Backed Securities — 72.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.304%, (COF + 1.254%), with maturity at 2029(8)	$4	$ 3,694
4.355%, (COF + 1.25%), with maturity at 2025(8)	3	3,182
4.462%, (COF + 1.253%), with maturity at 2035(8)	48	47,014
4.50%, with maturity at 2035	214	208,834
4.624%, (COF + 1.252%), with maturity at 2032(8)	63	61,095
4.748%, (COF + 1.251%), with maturity at 2030(8)	78	76,667
5.00%, with maturity at 2052	4,918	4,712,396
5.272%, (5 yr. CMT + 2.515%), with maturity at 2032(8)	85	83,623
5.377%, (COF + 2.275%), with maturity at 2025(8)	2	2,124
5.403%, (COF + 2.299%), with maturity at 2037(8)	214	212,889
5.50%, with various maturities to 2053	52,656	52,318,389
5.603%, (30-day SOFR Average + 2.37%), with maturity at 2052(8)	663	660,322
6.00%, with various maturities to 2054	45,518	46,025,224
6.123%, (30-day SOFR Average + 2.165%), with maturity at 2054(8)	1,678	1,672,040
6.717%, (1 yr. CMT + 2.249%), with maturity at 2038(8)	282	286,224
6.718%, (1 yr. CMT + 1.975%), with maturity at 2034(8)	270	273,042
6.81%, (1 yr. CMT + 2.238%), with maturity at 2036(8)	324	329,187
7.00%, with maturity at 2033	27	26,795
7.126%, (1 yr. CMT + 2.252%), with maturity at 2035(8)	874	886,634
7.157%, (1 yr. CMT + 2.332%), with maturity at 2036(8)	301	306,070
Federal National Mortgage Association:
3.00%, with various maturities to 2050	14,797	12,777,211
4.244%, (COF + 1.254%), with maturity at 2034(8)	128	124,153
4.262%, (COF + 1.254%), with maturity at 2035(8)	10	9,586

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.288%, (COF + 1.25%), with various maturities to 2027(8)	$26	$ 25,872
4.324%, (COF + 1.254%), with maturity at 2034(8)	53	52,603
4.359%, (COF + 1.254%), with various maturities to 2034(8)	188	184,626
4.518%, (COF + 1.26%), with maturity at 2036(8)	74	71,987
4.591%, (COF + 1.318%), with maturity at 2036(8)	43	42,057
4.677%, (COF + 1.497%), with maturity at 2029(8)	107	107,700
4.699%, (COF + 1.259%), with maturity at 2036(8)	17	16,706
4.733%, (COF + 1.695%), with maturity at 2029(8)	0(9)	205
4.837%, (COF + 1.799%), with maturity at 2034(8)	122	120,381
4.913%, (COF + 1.859%), with maturity at 2034(8)	17	16,327
4.919%, (COF + 1.244%), with maturity at 2037(8)	30	29,500
5.00%, with various maturities to 2048	1,026	987,462
5.031%, (COF + 1.265%), with maturity at 2038(8)	4	3,453
5.037%, (COF + 1.741%), with maturity at 2035(8)	140	137,511
5.183%, (COF + 1.793%), with maturity at 2035(8)	103	101,177
5.28%, (COF + 1.814%), with maturity at 2036(8)	212	208,937
5.50%, with various maturities to 2052	31,073	30,857,845
5.589%, (COF + 2.33%), with maturity at 2026(8)	7	6,632
5.764%, (COF + 1.733%), with maturity at 2034(8)	31	30,994
5.946%, (30-day SOFR Average + 2.05%), with maturity at 2054(8)	1,876	1,884,211
5.997%, (30-day SOFR Average + 2.245%), with maturity at 2054(8)	2,416	2,429,880
6.00%, with various maturities to 2054	16,703	17,029,086
6.353%, (COF + 2.004%), with maturity at 2032(8)	18	18,844
6.50%, with various maturities to 2053	5,300	5,479,022
6.71%, (1 yr. CMT + 2.222%), with maturity at 2031(8)	17	16,708
6.779%, (1 yr. CMT + 2.111%), with maturity at 2037(8)	290	295,017
6.799%, (1 yr. CMT + 2.204%), with maturity at 2039(8)	646	657,714
6.846%, (1 yr. CMT + 2.088%), with maturity at 2040(8)	131	133,057
6.859%, (1 yr. CMT + 2.154%), with maturity at 2036(8)	105	106,898
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.913%, (1 yr. RFUCCT + 1.75%), with maturity at 2035(8)	$277	$ 284,087
7.00%, with maturity at 2054	1,956	2,041,425
7.029%, (1 yr. CMT + 2.584%), with maturity at 2038(8)	279	285,064
7.131%, (1 yr. CMT + 2.247%), with maturity at 2033(8)	746	759,141
7.166%, (1 yr. CMT + 2.041%), with maturity at 2033(8)	134	135,968
7.175%, (1 yr. RFUCCT + 1.80%), with maturity at 2034(8)	87	88,977
7.50%, with maturity at 2054	575	597,672
Government National Mortgage Association:
2.50%, with maturity at 2051	1,931	1,601,158
4.00%, with various maturities to 2052	8,723	8,039,969
4.50%, with various maturities to 2052	46,758	44,380,519
4.75%, (1 yr. CMT + 1.50%), with maturity at 2027(8)	23	23,296
5.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	16	15,722
5.00%, with various maturities to 2052	82,617	80,764,412
5.50%, with various maturities to 2062	101,925	102,081,965
6.00%, with various maturities to 2063	114,201	116,577,352
6.00%, 30-Year, TBA(10)	190,000	191,614,515
6.50%, 30-Year, TBA(10)	29,419	29,991,706
6.50%, with various maturities to 2064	138,617	142,217,552
7.00%, with various maturities to 2064	144,432	147,359,404
7.50%, with various maturities to 2064	10,865	11,186,182
Uniform Mortgage-Backed Security:
6.00%, 30-Year, TBA(10)	402,275	405,166,331
6.50%, 30-Year, TBA(10)	365,000	374,310,365
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,847,866,712)		$1,841,681,589

U.S. Government Guaranteed Small Business Administration Pools & Loans — 2.9%
Security	Principal Amount (000's omitted)	Value
5.25%, (U.S. (Fed) Prime Rate - 2.25%), 1/25/44 to 2/25/44(1)	$27,911	$ 28,375,343
5.30%, (U.S. (Fed) Prime Rate - 2.20%), 4/25/44(1)	11,545	11,766,437
6.50%, (U.S. (Fed) Prime Rate - 1.00%), 4/25/44(1)	11,780	12,437,025
6.825%, (U.S. (Fed) Prime Rate - 0.675%), 2/25/44(1)	9,145	9,695,937

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(11)(12)(13)
Series 2018-5, Class A, 1.951%, 6/27/44	$55,156	$ 2,256,161
Series 2019-1, Class A, 2.569%, 9/25/45	151,524	8,016,700
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $100,013,544)		$ 72,547,603

Short-Term Investments — 7.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(14)	178,613,182	$ 178,613,182
Total Short-Term Investments (identified cost $178,613,182)		$ 178,613,182
Total Investments — 138.8% (identified cost $3,676,601,808)		$3,514,630,383

TBA Sale Commitments — (6.9)%
U.S. Government Agency Mortgage-Backed Securities — (6.9)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
4.00%, 30-Year, TBA(10)	$ (8,725)	$ (8,041,531)
4.50%, 30-Year, TBA(10)	(47,475)	(44,934,086)
7.00%, 30-Year, TBA(10)	(20,895)	(21,456,101)
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(10)	(15,000)	(12,749,414)
5.00%, 30-Year, TBA(10)	(90,000)	(86,994,139)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $172,898,719)		$ (174,175,271)
Total TBA Sale Commitments (proceeds $172,898,719)		$ (174,175,271)
Other Assets, Less Liabilities — (31.9)%		$ (807,690,708)
Net Assets — 100.0%		$2,532,764,404

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2025.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after January 31, 2025.
(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2025.
(9)	Principal amount is less than $500.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $10,272,861 or 0.4% of the Fund's net assets.
(13)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2025 of all interest only securities comprising the trust.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	4,065	Long	3/31/25	$ 835,865,625	$ (158,958)
U.S. 10-Year Treasury Note	(388)	Short	3/20/25	(42,231,375)	602,584
U.S. Long Treasury Bond	(1,688)	Short	3/20/25	(192,273,749)	5,698,228
U.S. Ultra 10-Year Treasury Note	(461)	Short	3/20/25	(51,343,875)	(158,478)
					$5,983,376
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	245,000	Receives	SOFR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	$ 92,068,436	$ —	$ 92,068,436
USD	109,200	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	41,033,498	—	41,033,498
Total						$133,101,934	$ —	$133,101,934
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.

Eaton Vance
Short Duration Government Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $178,613,182, which represents 7.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,523,153	$513,044,157	$(346,954,128)	$ —	$ —	$178,613,182	$689,984	178,613,182
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$1,299,639,061	$ —	$1,299,639,061
Government National Mortgage Association Participation Agreements	—	65,674,548	—	65,674,548
U.S. Department of Agriculture Loans	—	40,120,541	—	40,120,541
U.S. Government Agency Commercial Mortgage-Backed Securities	—	16,353,859	—	16,353,859
U.S. Government Agency Mortgage-Backed Securities	—	1,841,681,589	—	1,841,681,589
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	72,547,603	—	72,547,603
Short-Term Investments	178,613,182	—	—	178,613,182
Total Investments	$178,613,182	$3,336,017,201	$ —	$3,514,630,383
Futures Contracts	$ 6,300,812	$ —	$ —	$ 6,300,812
Swap Contracts	—	133,101,934	—	133,101,934
Total	$184,913,994	$3,469,119,135	$ —	$3,654,033,129
Liability Description
TBA Sale Commitments	$ —	$ (174,175,271)	$ —	$ (174,175,271)
Futures Contracts	(317,436)	—	—	(317,436)
Total	$ (317,436)	$ (174,175,271)	$ —	$ (174,492,707)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.